RELATED PARTY TRANSACTIONS - Financial Exposure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 ARS ($) individual company Counterparty	Dec. 31, 2021 ARS ($) Counterparty individual company
Disclosure of transactions between related parties [line items]
Aggregate total financial exposure	$ 673,747	$ 476,728
Number of recipient related parties | Counterparty	80	79
Average total financial exposure	$ 8,422	$ 6,035
Single largest financial exposure	$ 358,255	$ 446,417
Individuals [member]
Disclosure of transactions between related parties [line items]
Number of recipient related parties | individual	70	69
Companies [member]
Disclosure of transactions between related parties [line items]
Number of recipient related parties | company	10	10